Issuance of common units and Series A Preferred Units (Tables)	12 Months Ended
Dec. 31, 2020
Issuance of common units and Series A Preferred Units
Schedule of net proceeds for units issued

	Year ended
	December 31, 2020
		Series A
	Common	preferred
(in thousands of U.S. dollars)	units	units	Total
Gross proceeds for units issued	$—	3,231	$3,231
Less: Commissions	—	(57)	(57)
Net proceeds for units issued	$—	3,174	$3,174

	Year ended December 31, 2019
		Series A
	Common	preferred
(in thousands of U.S. dollars)	units	units	Total
Gross proceeds for units issued	$1,042	13,298	$14,340
Less: Commissions	(13)	(233)	(246)
Net proceeds for units issued	$1,029	13,065	$14,094

	Year ended December 31, 2018
		Series A
	Common	preferred
(in thousands of U.S. dollars)	units	units	Total
Gross proceeds for units issued	$4,623	39,360	$43,983
Less: Commissions	(60)	(701)	(761)
Net proceeds for units issued	$4,563	38,659	$43,222